Fair Value Measurements - Financial assets that are measured at fair value on a recurring basis (Details) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 20, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Liabilities:
Change in fair value of warrant liabilities		$ 66,397,000	$ (1,009,000)	$ 84,455,000	$ (1,493,000)
Star Peak Energy Transition Corp [Member]
Liabilities:
Convertible preferred stock warrant liabilities		276,873,719		121,091,978		$ 11,822,148
Transfer of assets from level 1 to level 2		0		0
Transfer of assets from level 2 to level 1		0		0
Transfers to / from Level 3		0		0
Derivative warrant liabilities	$ 11,822,148
Change in fair value of warrant liabilities		155,781,741	$ 0	(109,269,830)
Star Peak Energy Transition Corp [Member] | Recurring
Liabilities:
Convertible preferred stock warrant liabilities				121,091,978
Total fair value		660,459,452		504,813,725
Star Peak Energy Transition Corp [Member] | Recurring | U.S. Treasury Securities
Assets:
Investments held in Trust Account		383,585,733		383,721,747
Liabilities:
Total fair value				504,813,725
Star Peak Energy Transition Corp [Member] | Recurring | Level 1
Liabilities:
Total fair value		555,463,796		448,061,744
Star Peak Energy Transition Corp [Member] | Recurring | Level 1 | U.S. Treasury Securities
Assets:
Investments held in Trust Account		383,585,733		383,721,747
Liabilities:
Total fair value				383,721,747
Star Peak Energy Transition Corp [Member] | Recurring | Level 3
Liabilities:
Convertible preferred stock warrant liabilities				121,091,978
Total fair value		$ 104,995,656		56,751,981
Star Peak Energy Transition Corp [Member] | Recurring | Level 3 | U.S. Treasury Securities
Liabilities:
Total fair value				$ 121,091,978